UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc. (formerly Scudder Value Series, Inc.)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Dreman High Return Equity Fund

(formerly Scudder-Dreman High Return Equity Fund)

	Shares	Value ($)

Common Stocks 85.4%
Consumer Discretionary 5.6%
Automobiles 0.3%
Ford Motor Co.	2,626,775	20,935,397
Multiline Retail 0.9%
Federated Department Stores, Inc.	982,125	69,770,160
Specialty Retail 4.4%
Borders Group, Inc. (a)	5,255,100	126,805,563
Home Depot, Inc.	2,875,335	121,195,370
Staples, Inc.	3,658,407	89,777,308

		337,778,241
Consumer Staples 15.0%
Food & Staples Retailing 0.4%
Safeway, Inc.	1,116,825	27,150,016
Tobacco 14.6%
Altria Group, Inc.	8,147,675	585,817,832
Imperial Tobacco Group PLC (ADR)	705,450	42,736,161
Reynolds American, Inc. (b)	1,542,741	163,761,957
Universal Corp. (a)	2,141,450	87,092,772
UST, Inc. (b)	5,885,800	228,839,904

		1,108,248,626
Energy 17.4%
Energy Equipment & Services 0.2%
Transocean, Inc.*	251,875	18,684,087
Oil, Gas & Consumable Fuels 17.2%
Anadarko Petroleum Corp.	347,000	34,408,520
Apache Corp.	1,069,800	71,591,016
Burlington Resources, Inc.	1,195,475	107,807,936
Chevron Corp.	4,076,634	230,248,288
ConocoPhillips	7,251,846	442,072,532
Devon Energy Corp.	3,702,200	217,059,986
El Paso Corp.	6,262,925	81,919,059
EnCana Corp. (b)	477,600	19,729,656
Kerr-McGee Corp.	21,664	2,116,573
Occidental Petroleum Corp.	1,081,300	98,982,202

		1,305,935,768
Financials 23.4%
Banks 7.3%
Bank of America Corp.	3,783,468	173,472,008
KeyCorp.	2,173,500	81,006,345
PNC Financial Services Group, Inc.	1,236,400	86,980,740
Sovereign Bancorp, Inc.	4,390,300	91,449,949
US Bancorp.	1,961,150	60,619,146

Wachovia Corp.	1,047,300	58,722,111

		552,250,299
Capital Markets 0.0%
Piper Jaffray Companies, Inc.*	7,675	381,294
Diversified Financial Services 13.7%
CIT Group, Inc.	672,775	36,175,112
Citigroup, Inc.	981,700	45,521,429
Fannie Mae	6,756,850	369,464,558
Freddie Mac	4,269,550	287,724,974
JPMorgan Chase & Co.	1,025,769	42,200,137
Washington Mutual, Inc.	6,176,064	263,717,933

		1,044,804,143
Insurance 2.4%
American International Group, Inc.	2,428,650	161,165,214
The St. Paul Travelers Companies, Inc.	483,960	20,800,601

		181,965,815
Health Care 15.6%
Health Care Equipment & Supplies 1.4%
Becton, Dickinson & Co.	803,440	51,299,644
Fisher Scientific International, Inc.*	791,000	53,914,560

		105,214,204
Health Care Providers & Services 7.2%
Cardinal Health, Inc.	873,100	63,387,060
HCA, Inc. (b)	2,121,500	101,619,850
Laboratory Corp. of America Holdings*	2,498,350	145,179,118
Medco Health Solutions, Inc.*	2,263,822	126,140,162
Quest Diagnostics, Inc. (b)	2,117,400	111,946,938

		548,273,128
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	5,639,650	130,275,915
Merck & Co., Inc.	4,006,220	139,656,829
Pfizer, Inc.	7,206,005	188,725,271
Wyeth	1,470,150	73,213,470

		531,871,485
Industrials 6.2%
Air Freight & Logistics 0.5%
FedEx Corp.	340,800	36,547,392
Industrial Conglomerates 4.7%
3M Co.	2,036,000	149,829,240
General Electric Co.	2,675,525	87,944,507
Tyco International Ltd. (b)	4,783,580	123,368,528

		361,142,275
Machinery 1.0%
PACCAR, Inc.	1,057,700	73,901,499
Information Technology 2.1%
IT Consulting & Services
Electronic Data Systems Corp. (b)	5,992,561	160,001,379
Utilities 0.1%
Multi-Utilities
NiSource, Inc.	198,520	4,075,615

Total Common Stocks (Cost $4,669,805,792)			6,488,930,823
		Principal Amount ($)	Value ($)

	US Treasury Obligations 0.5%
US Treasury Bills:
	4.15% **, 6/8/2006 (c)	10,000,000	9,885,875
	4.14% **, 6/22/2006 (c)	20,000,000	19,595,200
	4.13% **, 5/25/2006 (c)	5,000,000	4,951,243

Total US Treasury Obligations (Cost $34,432,318)			34,432,318
		Shares	Value ($)

	Securities Lending Collateral 3.2%
Daily Assets Institutional Fund, 4.49% (d) (e) (Cost $243,853,310)		243,853,310	243,853,310
	Cash Equivalents 13.6%
Cash Management QP Trust, 4.51% (f) (Cost $1,035,217,437)		1,035,217,437	1,035,217,437
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 5,983,308,857)		102.7	7,802,433,888
Other Assets and Liabilities, Net		(2.7)	(206,668,880)

Net Assets		100.0	7,595,765,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)

Affiliated Issuer. An affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the 3 months ended February 28, 2006 with companies which are or were affiliates is as follows:

	Value ($) at November 30,	Purchases	Sales	Realized Gain/	Dividend Income	Shares at February	Value ($) at February
Affiliate	2005	Cost($)	Cost($)	(Loss)($)	($)	28, 2006	28, 2006
Borders
Group, Inc.	107,151,489	-	-	-	525,510	5,255,100	126,805,563
Universal
Corp.	86,471,751	-	-	-	920,824	2,141,450	87,092,772
	193,623,240				1,446,334		213,898,335

(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $237,774,610 which is 3.1% of net assets.
(c)	At February 28, 2006, this security has been pledged, in whole or in part, to cover initial marging requirements for open futures contracts.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At February 28, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	3/16/2006	2,769	882,541,774	887,741,400	5,199,626

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006